Critical accounting estimates and assumptions	12 Months Ended
Dec. 31, 2018
Disclosure of accounting judgements and estimates [Abstract]
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

In the process of applying the Group's accounting policies management has made certain estimates and assumptions about the carrying amounts of assets and liabilities, income and expenses and the disclosure of contingent assets and liabilities. The key assumptions concerning the future and other key sources of uncertainty with respect to estimates at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial reporting period are as follows:

4.1    Impairment of assets

(a)    Goodwill and indefinite life intangible assets

Determining whether goodwill is impaired requires estimation of the recoverable values of a segment, which is the lowest level within the Group at which goodwill is monitored for internal management purposes. Determining whether indefinite life intangible assets are impaired requires estimation of the recoverable values of a CGU or group of CGUs to which these assets have been allocated. Recoverable values have been based on the higher of fair value less costs to dispose and value in use (as appropriate for the asset being reviewed). Significant judgment is involved with estimating the fair value of a segment. The value in use calculation requires the Group to estimate the future cash flows expected to arise from the segment and a suitable discount rate in order to calculate present value. Details regarding the carrying amount of goodwill and indefinite life intangible assets, the assumptions used in impairment testing and an impairment charge recorded at Graham Packaging in the current year are provided in note 13.

(b)    Other assets

Other assets, including property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. A change in the Group's intended use of certain assets, such as a decision to rationalize manufacturing locations, may trigger a future impairment.

4.2    Income taxes

Determining the Group's worldwide income tax provision and income tax liability requires significant judgment and the use of accounting estimates and assumptions, some of which are highly uncertain. Each taxing jurisdiction's laws are complex and subject to differing interpretations by the taxpayer and the respective taxing authorities. Significant judgment is required in evaluating the Group's tax positions, including evaluating uncertainties. To the extent actual results differ from these estimates in future periods and depending on the tax strategies that the Group may implement, the Group's financial position may be directly affected.

4.3    Realization of deferred tax assets

Deferred tax assets represent deductions available to reduce taxable income in future years. The Group evaluates the recoverability of deferred tax assets by assessing the adequacy of future taxable income, including reversal of taxable temporary differences, forecasted earnings and available tax planning strategies. The forecasts of future taxable income rely heavily on the use of estimates. The Group recognizes deferred tax assets when the Group considers it more likely than not that the deferred tax asset will be recoverable.

4.4    Measurement of obligations under defined benefit plans

The Group operates a number of defined benefit pension plans. Amounts recognized under these plans are determined using actuarial methods. These actuarial valuations involve assumptions regarding discount rates, expected salary increases and life expectancy. These assumptions are reviewed at least annually and reflect estimates as of the measurement date.

Any change in these assumptions will impact the amounts reported in the statements of financial position, as well as net pension expense or income that may be recognized in future years.

4.5    Promotional and trade allowances

In arriving at net sales, the Group estimates the amount of deductions from sales that are likely to be earned or taken by customers in conjunction with incentive programs or the amount of consumer incentives to be utilized. These incentives include volume rebates and early payment discounts for consumer programs. In addition, in certain of its businesses, the Group pays slotting fees and participates in customer pricing programs that provide price discounts to the ultimate end-users of its products in the form of redeemable coupons. Estimates for each of these programs are based on historical and current market trends which are affected by the business seasonality and competitiveness of promotional programs being offered. Estimates are reviewed quarterly for possible revisions.